Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2012-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2014
2	Collection Period	11/1/2014	11/30/2014	30
3	Monthly Interest Period-Actual	11/17/2014	12/14/2014	28
4	Monthly Interest - Scheduled	11/15/2014	12/14/2014	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	179,640,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	200,000,000.00	-	-	-	-	-	-
7	Class A-3 Notes	203,670,000.00	-	-	-	-	-	-
8	Class A-4 Notes	60,000,000.00	26,847,474.42	-	-	13,357,266.00	13,490,208.42	0.2248368
9	Total Class A Notes	643,310,000.00	26,847,474.42	0.00	0.00	13,357,266.00	13,490,208.42
10	Class B Notes	30,450,000.00	30,450,000.00	-	-	-	30,450,000.00	1.0000000

11	Total Notes	$673,760,000.00	57,297,474.42	$0.00	$0.00	$13,357,266.00	43,940,208.42

	Overcollateralization
12	Exchange Note	76,131,851.69	76,131,851.69				76,131,851.69
13	Series 2012-A Notes	11,426,665.22	22,839,555.51				22,839,555.51

14	Total Overcollateralization	87,558,516.91	98,971,407.20				98,971,407.20
15	Total Target Overcollateralization	$98,971,407.20	98,971,407.20				98,971,407.20

				Per $1000	Principal	Per $1000	Interest
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes	0.32800%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes	0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes	0.93000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-4 Notes	1.06000%	23,715.27	0.3952545	13,357,266.00	222.6211000	0.00
20	Total Class A Notes		23,715.27	0.0368645	13,357,266.00	20.7633427	0.00
21	Class B Notes	1.49000%	37,808.75	1.2416667	0.00	0.0000000	0.00

22	Totals		61,524.02	0.0913144	13,357,266.00	19.8249614	0.00
		Initial Balance	Beginning Balance				Ending Balance
23	Exchange Note Balance	685,186,665.00	140,641,993.46				128,620,454.06

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	3.50%	3.50%
25	Aggregate Securitization Value	761,318,516.91	142,911,615.62
26	Aggregate Base Residual Value (Not Discounted)	509,718,503.66	131,381,159.66

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	589	1,317,702.92
28	Turn-in Ratio on Scheduled Terminations			55.35%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	10,982	156,268,881.62
30	Depreciation/Payments		(2,225,717.34)
31	Gross Credit Losses	(12)	(160,716.15)
32	Early Terminations — Regular	-	-
33	Scheduled Terminations — Returned	(654)	(7,926,642.98)
34	Payoff Units & Lease Reversals	(210)	(3,044,189.53)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	10,106	142,911,615.62

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

C.	SERVICING FEE

37	Servicing Fee Due	130,224.07

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(20,485.93)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,806,592.58
41	Beginning Reserve Account Balance	3,806,592.58
42	Ending Reserve Account Balance	3,806,592.58

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	9,505	98.91%	135,207,770.52
44	31 - 60 Days Delinquent	82	0.85%	1,191,836.94
45	61 - 90 Days Delinquent	20	0.21%	297,510.23
46	91+ Days Delinquent	3	0.03%	49,378.35

47	Total	9,610	100.00%	136,746,496.04

48	Prepayment Speed (1 Month)					0.57%

	Current Period Net Residual Losses on Scheduled and Early Termination Units				Units	Amounts

49	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period				654	7,926,642.98
50	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period					(8,702,128.34)
51	Less: Excess Wear and Tear Received in Current Period					(21,384.75)
52	Less: Excess Mileage Received in Current Period					(23,645.27)

	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units					(820,515.38)

53	Beginning Cumulative Net Residual Losses					(19,161,991.47)
54	Current Period Net Residual Losses					(820,515.38)

55	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units					(19,982,506.85)

56	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value					-2.62%

	Credit Losses:				Units	Amounts
57	Aggregate Securitization Value on charged-off units				12	160,716.15
58	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units					(114,363.31)

59	Current Period Net Credit Losses/(Gains)					46,352.84

60	Beginning Cumulative Net Credit Losses					3,691,255.77
61	Current Period Net Credit Losses					46,352.84

62	Ending Cumulative Net Credit Losses					3,737,608.61

63	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value					0.49%

World Omni Automobile Lease Securitization Trust 2012-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2014

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

64	Lease Payments Received	2,944,437.66
65	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	8,746,219.52
66	Liquidation Proceeds, Recoveries & Expenses	113,455.72
67	Insurance Proceeds	907.59
68	Sales Proceeds, Recoveries & Expenses - Early Terminations	938.84
69	Payoff Payments	3,728,238.70
70	All Other Payments Received	-

71	Collected Amounts	15,534,198.03

72	Investment Earnings on Collection Account	772.79

73	Total Collected Amounts, prior to Servicer Advances	15,534,970.82

74	Servicer Advance	0.00

75	Total Collected Amounts - Available for Distribution	15,534,970.82

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

76	Servicing Fee	130,224.07
77	Interest on the Exchange Note - to the Trust Collection Account	174,630.48
78	Principal on the Exchange Note - to the Trust Collection Account	12,021,539.40
79	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,109,669.60
80	Remaining Funds Payable to Trust Collection Account	1,098,907.27

81	Total Distributions	15,534,970.82

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

82	Available Funds	15,404,746.75

83	Investment Earnings on Reserve Account	130.88

84	Reserve Account Draw Amount	0.00

85	Total Available Funds - Available for Distribution	15,404,877.63

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

86	Administration Fee	6,511.20
87	Class A Noteholders' Interest Distributable Amount	23,715.27
88	Noteholders' First Priority Principal Distributable Amount	-
89	Class B Noteholders' Interest Distributable Amount	37,808.75
90	Noteholders' Second Priority Principal Distributable Amount	-
91	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
92	Noteholders' Regular Principal Distributable Amount	13,357,266.00
93	Remaining Funds Payable to Certificateholder	1,979,576.41

94	Total Distributions	15,404,877.63